19. SHARE CAPITAL AND SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Share Capital And Share-based Payments
Note 19 - SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a) Authorized: Unlimited common shares without par value (b) Issued:

(i) During the year ended December 31, 2019, the Company closed a bought-deal financing, issuing 5,411,900 common shares at the price of C$0.85, as well as 2,323,460 flow-through shares at the price of C$0.99 for gross proceeds of $5,240 (C$6,900). The financing was made by way of prospectus supplement in July 2019, so the Company’s existing Canadian short-form base shelf prospectus dated December 21, 2018.

Of the $5,240 total aggregate proceeds raised, $116 was attributed to 464,122 warrants issued as commission, leaving a residual amount of $5,124. This amount includes a flow-through premium, which represents the difference between the C$0.85 price in which the common shares were issued, and the offering price of C$0.99 per share. Based on the C$ to US$ exchange rate on the date of the transaction, $247 was recorded as the flow-through premium, for a net share capital allocation of $4,877. This premium is presented in “Other liabilities” on the condensed consolidated interim statements of financial position as at December 31, 2019.

The Company paid a 7% cash commission on the gross proceeds in the amount of $367, and incurred additional legal and professional costs of $115. Costs of $10 were allocated to the fair value of the warrants and have been reflected in the condensed consolidated interim statements of operations as a finance cost, and costs of $472 have been reflected as share issuance costs in the condensed consolidated interim statements of changes in equity.

During the year ended December 31, 2019, the Company issued 4,954,000 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $2,924. The Company paid a 3% cash commission of $87 on gross proceeds and incurred an additional $75 in issuance costs during the period.

During the year ended December 31, 2019, the Company issued 565,259 common shares upon exercise of RSUs.

(ii) During the year ended December 31, 2018, the Company closed a bought-deal financing, issuing 7,105,658 units at the price of $0.65 per unit for gross proceeds of $4,619. Each unit consisted of one common share and one share purchase warrant, with each share purchase warrant exercisable to purchase one additional common share at an exercise price of $0.80 until expiry on September 25, 2023. The financing was made by way of prospectus supplement in September 2018, to the short-form base shelf prospectus dated November 10, 2016 and the shelf registration statement dated August 22, 2018, for up to $25 million.

Of the $4,619 total aggregate proceeds raised in this financing, the $2,296 fair value of the warrants was attributed to warrant liability (Note 16), and the residual amount of $2,323 was attributed to common shares. The Company paid a 7% cash commission on the gross proceed in the amount of $324, and incurred additional legal costs of $185. Costs of $253 were allocated to the fair value of the warrants and have been reflected in the consolidated statement of operations as a finance cost, and costs of $256 have been reflected as share issuance costs in the consolidated statement of changes in equity. An additional $168 in issuance costs relating to the shelf registration statement have also been reflected in the consolidated statement of changes in equity

During the year ended December 31, 2018, the Company issued 3 million common shares by way of flow-through financing for gross proceeds of $4,667 (C$6,000). This amount includes a flow-through premium, which represents the difference between the Company’s share price on the date of issuance, and the offering price of C$2.00 per share. Based on the C$ to US$ exchange rate on the date of the transaction, $444 was recorded as the flow-through premium, for a net share capital allocation of $4,223. This premium is presented in “Other liabilities” on the balance sheet as at December 31, 2018. The Company incurred $471 in commission and issuance costs in relation to the offering.

During the year ended December 31, 2018, the Company issued 151,800 common shares in an at-the-market offering under prospectus supplement for gross proceeds of $137. The Company pays a 3% cash commission on gross proceeds and incurred $4 in issuance costs during the period.

During the year ended December 31, 2018, the Company issued 87,500 common shares upon the exercise of stock options for gross proceeds of $112. The Company also issued 274,658 common shares upon exercise of RSUs. The Company incurred $5 in issuance costs in relation to these exercises.

(c) Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options for the years ended December 31, 2019, and 2018, is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding and exercisable, January 1, 2018	3,311,000	$2.12
Granted	497,500	$1.30
Cancelled / Forfeited	(497,500)	$2.14
Expired	(306,000)	$1.61
Exercised	(87,500)	$1.61
Stock options outstanding, December 31, 2018	2,917,500	$2.04
Stock options exercisable, December 31, 2018	2,576,250	$2.14
Granted	526,000	$0.79
Cancelled / Forfeited	(255,000)	$2.09
Expired	(550,000)	$1.90
Stock options outstanding, December 31, 2019	2,638,500	$1.82
Stock options exercisable, December 31, 2019	2,244,000	$2.00

The following table summarizes information about the Company’s stock options outstanding and exercisable at December 31, 2019:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
September 2, 2021	$2.95	502,500	1.67	502,500	1.67
September 20, 2022	$1.98	1,162,500	2.72	1,162,500	2.72
October 6, 2022	$1.98	15,000	2.77	15,000	2.77
August 28, 2023	$1.30	432,500	3.66	432,500	3.66
August 21, 2024	$0.79	526,000	4.64	131,500	4.64
		2,638,500	3.06	2,244,000	2.78

Option pricing requires the use of highly subjective estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the options granted during the years ended December 31, 2019, 2018 and 2017, was calculated using the Black-Scholes model with the following weighted average assumptions and resulting grant date fair value:

	2019	2018	2017
Weighted average assumptions:
Risk-free interest rate	1.27%	2.25%	1.80%
Expected dividend yield	0%	0%	0%
Expected option life (years)	5.00	5.00	5.00
Expected stock price volatility	59.01%	60.26%	68.24%
Weighted average fair value at grant date	C$0.40	C$0.53	C$1.14

During the year ended December 31, 2019, the Company charged $144 (2018 - $130, 2017 - $1,177) to operations as share-based payments and capitalized $37 (2018 - $20, 2017 - $127) to exploration and evaluation assets.

(d) Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

During the year ended December, 2019, 1,730,500 RSUs (year ended December 31, 2018 – 1,081,500) were granted. All RSUs granted vest one-third annually from the date of the grant until fully vested at the end of the three-year term. For the RSUs granted during the year ended December 31, 2019, the weighted average fair value at the measurement date was C$0.79 (for year ended December 31, 2018 was C$1.31), based on the TSX market price of the Company’s shares on the date the RSUs were granted.

At December 31, 2019, there were 2,372,875 RSUs outstanding (December 31, 2018 – 1,235,300) with a weighted average remaining life of 2.37 years.

During the nine months ended December 31, 2019, the Company charged $793 (December 31, 2018 - $500) to operations as share-based payments and capitalized $49 (December 31, 2018 - $50) to exploration and evaluation assets for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e) Earnings per share:

The calculations for basic and diluted earnings per share are as follows:

	2019	2018	2017
Net income (loss) for the year	$(2,335)	$1,657	$2,655
Basic weighted average number of shares outstanding	69,980,178	56,851,626	52,523,454
Effect of dilutive share options, warrants, and RSUs	-	3,149,011	796,555
Diluted weighted average number of shares outstanding	69,980,178	60,000,637	53,320,009
Basic earnings (loss) per share	$(0.03)	$0.03	$0.05
Diluted earnings (loss) per share	$(0.03)	$0.03	$0.05